Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Wall Street EWM Funds Trust
Entity Central Index Key	0001517695
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Evercore Equity Fund
Shareholder Report [Line Items]
Fund Name	Evercore Equity Fund
Class Name	Evercore Equity Fund
Trading Symbol	EWMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Evercore Equity Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.evercoreequityfund.com. You can also request this information by contacting us at 1-800-443-4693.
Additional Information Phone Number	1-800-443-4693
Additional Information Website	http://www.evercoreequityfund.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Evercore Equity Fund	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Evercore Equity Fund (EWMCX) gained 11.22% in 2025 while the S&P 500 gained 17.88%. The year was marked by significant volatility related to tariffs in the Spring and then steady gains throughout the rest of the year. The year 2025 was the second year in a row of solid positive returns but that the fund had relative underperformance to the S&P 500.
During 2024, much of the fund’s relative underperformance was due to underweight positions to the “Magnificent 7” (Alphabet, Amazon, Apple, Meta, Microsoft, Nvidia and Tesla) which powered the market. In 2025, the best performing sectors of the stock market were related to momentum and unprofitable technology stocks while one of the worst performing sectors were “Quality” companies as defined by high returns on invested capital (ROIC) and good free cash flow (FCF). We have historically eschewed the former and embraced the latter which negatively impacted performance. In addition, we made several decisions -both of omission and commission - that hurt our absolute and relative performance.
In 2024 we purchased Novo Nordisk and Fiserv. Our investment thesis for each of these companies quickly unraveled. We sold both at considerable losses in 2025. Our acts of omission were holding for too long stocks that had performed well but had significant challenges. Both United Health and Celanese were sold in 2025 at large gains from original purchase but down close to 50% from relatively recent highs.
In response to the changing market dynamics and our relative underperformance, we made a number of changes to the fund. During the year our turnover was higher than in any of the last ten years. Overall, we sold eleven holdings and added five in addition to other adds and trims to existing positions. Throughout this process, we were true to our investment philosophy and were careful to maintain our investment discipline. We believe that the portfolio is well positioned for the current environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
TF (without sales charge)	11.22	10.66	13.60
S&P 500 TR	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit http://www.evercoreequityfund.com for more recent performance information.
Net Assets	$ 505,905,379
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 3,647,603
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$505,905,379
Number of Holdings	31
Net Advisory Fee	$3,647,603
Portfolio Turnover	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%) of net assets
Financials	23.8%
Information Technology	23.1%
Consumer Discretionary	19.5%
Industrials	9.8%
Communication Services	9.3%
Energy	5.4%
Real Estate	4.6%
Health Care	3.1%
Cash & Other	1.4%

Top 10 Issuers	(%) of net assets
Alphabet, Inc.	9.3%
NVIDIA Corp.	9.0%
Microsoft Corp.	5.8%
Apple, Inc.	5.0%
Morgan Stanley	4.9%
Amazon.com, Inc.	4.5%
JPMorgan Chase & Co.	4.2%
Comfort Systems USA, Inc.	4.2%
Mastercard, Inc.	4.1%
Viking Holdings Ltd.	3.9%

Updated Prospectus Web Address	http://www.evercoreequityfund.com.